Schedule of Changes in Shares Under Option, Excluding Performance Based Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended
	May 18, 2010	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Stockholders' Equity [Line Items]
Outstanding shares, beginning balance		12,325,499	13,399,381	12,731,430	15,909,101
Granted, Shares		150,000	375,000	2,315,000	4,403,407
Exercised, Shares		(1,046,128)	(506,329)	(757,538)	(713,062)
Canceled/Forfeited, Shares	(1,696,345)	(1,376,505)	(942,553)	(889,511)	(6,868,016)
Outstanding shares, ending balance		10,052,866	12,325,499	13,399,381	12,731,430
Options exercisable, ending balance		7,304,371	7,903,327	6,042,873	4,892,680
Outstanding, Weighted Average Price, beginning balance		$ 4.49	$ 4.40	$ 4.48	$ 7.32
Granted, Weighted Average Price		$ 6.45	$ 3.66	$ 5.01	$ 3.83
Exercised, Weighted Average Price		$ 3.13	$ 2.23	$ 3.92	$ 3.84
Canceled/Forfeited, Weighted Average Price		$ 7.08	$ 4.08	$ 7.63	$ 10.69
Outstanding, Weighted Average Price, ending balance		$ 4.31	$ 4.49	$ 4.40	$ 4.48
Options exercisable, Weighted Average Price, ending balance		$ 4.54	$ 4.94	$ 5.64	$ 6.70
Outstanding, Weighted Average Life		5 years 4 months 24 days
Options exercisable, Weighted Average Life, ending balance		5 years
Exercised , Aggregate Intrinsic Value		$ 2,273
Outstanding, Aggregate Intrinsic Value, ending balance		28,240
Options exercisable, Aggregate Intrinsic Value		$ 19,869